Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Federal Home Loan Bank Advances	Federal Home Loan Bank AdvancesThe Company, through its subsidiary, Jackson, entered into an advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates. Advances of nil were outstanding at both December 31, 2022 and 2021 and were recorded in other liabilities.